Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

12.Subsequent Events

The Group has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the consolidated financial statements.

17.Subsequent Events

The Group has evaluated subsequent events through April 19, 2022, the date of issuance of the consolidated financial statements, other than as disclosed in Note 12 regarding the reverse stock split, there were no subsequent events occurred that would require recognition or disclosure in the consolidated financial statements.